Investment in joint venture - Summary of movement in asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment In Joint Venture [Abstract]
Balance, beginning of year	$ 58,148	$ 81,028
Accretion expense	2,394	2,527
Change in estimate	2,736	(25,331)
Reclamation undertaken during the year	(266)	(76)
Total asset retirement provisions, end of year	$ 63,012	$ 58,148